Debt - Partial Redemption of 4.125% Senior Secured Notes - Additional Information (Detail) € in Thousands, $ in Millions			3 Months Ended									12 Months Ended
	Oct. 12, 2018 USD ($)	Oct. 12, 2018 EUR (€)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Oct. 09, 2018
Debt Instrument [Line Items]
Loss on extinguishment of debt | $			$ 0	$ 0	$ (4)	$ 0	$ (3)	$ 0	$ (7)	$ (23)	$ (1)	$ (7)	$ (31)	$ (35)
4.125% Senior Secured Notes due 2024
Debt Instrument [Line Items]
Interest rate			4.125%	4.125%			4.125%	4.125%				4.125%	4.125%	4.125%
Acquisition Corp. | 4.125% Senior Secured Notes due 2024
Debt Instrument [Line Items]
Redemptions of senior notes		€ 34,500
Interest rate		4.125%	4.125%	4.125%								4.125%			4.125%
Due date of Senior Secured Notes	2024	2024	2024									2024
Senior notes redemption price		€ 36,170
Redemption price, percentage of principal amount redeemed	103.00%	103.00%
Debt instrument remaining outstanding amount		€ 310,500
Loss on extinguishment of debt | $	$ 2